UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Shares                                                               Value $
  ------                                                               -------

            COMMON STOCK - 99.5%
            BASIC INDUSTRIES - 2.3%
    1,373   EI du Pont de Nemours                                        58,600
    2,120   Monsanto                                                    142,824
                                                                     ----------
                                                                        201,424
            CAPITAL GOODS - 11.5%
    4,903   Cendant                                                     104,728
    7,248   General Electric                                            250,056
    4,554   Honeywell International                                     178,881
    1,864   Ingersoll-Rand Class A                                      145,709
      179   Kennametal                                                    8,508
    2,065   Textron                                                     153,161
    3,086   United Technologies                                         156,460
                                                                     ----------
                                                                        997,503
            COMMUNICATIONS EQUIPMENT - 2.4%
   10,792   Cisco Systems (1)                                           206,667
                                                                     ----------
            COMPUTER HARDWARE - 3.7%
    2,370   International Business Machines                             197,800
   32,500   Sun Microsystems (1)                                        124,800
                                                                     ----------
                                                                        322,600
            COMPUTER SOFTWARE - 5.5%
    2,561   Mercury Interactive (1)                                     100,827
    9,795   Microsoft                                                   250,850
    8,819   Oracle (1)                                                  119,762
                                                                     ----------
                                                                        471,439
            CONSUMER CYCLICALS - 9.1%
    1,856   Federated Department Stores                                 140,815
    3,988   Home Depot                                                  173,518
    4,504   Office Depot (1)                                            127,823
    2,417   Target                                                      141,999
    4,064   Wal-Mart Stores                                             200,558
                                                                     ----------
                                                                        784,713
            CONSUMER STAPLES - 8.4%
    3,619   Altria Group                                                242,328
    1,616   Colgate-Palmolive                                            85,551
    3,690   PepsiCo                                                     201,216
    3,501   Procter & Gamble                                            194,761
                                                                     ----------
                                                                        723,856
            ENERGY - 11.8%
    2,587   BJ Services                                                 157,781


  Shares                                                               Value $
  ------                                                               -------

            ENERGY - (CONTINUED)
    1,044   ConocoPhillips                                               65,344
    1,967   Cooper Cameron (1)                                          139,618
    2,092   EOG Resources                                               127,821
    3,759   Exxon Mobil                                                 220,841
    1,530   Nabors Industries (1)                                       100,139
    1,673   Quicksilver Resources (1)                                    70,868
    3,523   Ultra Petroleum (1)                                         133,592
                                                                     ----------
                                                                      1,016,004
            FINANCIAL SERVICES - 18.6%
    5,568   Bank of America                                             242,765
    2,157   Bank of New York                                             66,392
    6,006   Citigroup                                                   261,261
    1,757   Federal National Mortgage
               Association                                               98,146
    2,443   Merrill Lynch                                               143,600
    1,353   Nuveen Investments Class A                                   51,414
    1,507   Prudential Financial                                        100,818
    3,894   St. Paul Travelers                                          171,414
    3,506   Wachovia                                                    176,632
    2,088   Wells Fargo                                                 128,078
    2,244   Willis Group Holdings                                        74,411
    1,243   XL Capital Class A                                           89,272
                                                                     ----------
                                                                      1,604,203
            HEALTH CARE - 13.8%
    3,863   Abbott Laboratories                                         180,131
    2,573   Alberto-Culver                                              116,094
    3,851   Baxter International                                        151,229
    1,235   Fisher Scientific International (1)                          82,807
    2,950   Johnson & Johnson                                           188,682
   12,072   Pfizer                                                      319,908
    3,460   Wyeth                                                       158,295
                                                                     ----------
                                                                      1,197,146
            MEDIA - 4.6%
    4,551   Clear Channel Communications                                148,545
    3,637   News Class B (1)                                             63,065
    5,655   Viacom Class B                                              189,386
                                                                     ----------
                                                                        400,996
            TECHNOLOGY-SEMICONDUCTORS - 3.1%
    6,643   Intel                                                       180,291
    2,034   Maxim Integrated Products                                    85,164
                                                                     ----------
                                                                        265,455


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Shares                                                               Value $
  ------                                                               -------

            TELECOMMUNICATIONS - 2.4%
    2,659   Qualcomm                                                    105,004
    4,237   SBC Communications                                          103,595
                                                                     ----------
                                                                        208,599
            UTILITIES - 2.3%
    1,548   Dominion Resources                                          114,335
    1,090   Entergy                                                      84,955
                                                                     ----------
                                                                        199,290
                                                                     ----------
            TOTAL COMMON STOCK
            (Cost $7,272,402)                                         8,599,895
                                                                     ----------
Principal
 Amount $
---------

            SHORT-TERM INVESTMENTS  - 1.3%
      754   JPMorgan Chase Time Deposit,
               2.81%                                                        754
  Shares
  ------
  106,000   SEI Daily Income Trust Money
               Market Fund, 3.16%  (2)                                  106,000
                                                                     ----------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $106,754)                                             106,754
                                                                     ----------
            TOTAL INVESTMENTS - 100.8%
            (Cost $7,379,156)*                                        8,706,649
                                                                     ----------
            OTHER ASSETS LESS
            LIABILITIES - (0.8)%                                        (66,510)
                                                                     ----------
            TOTAL NET ASSETS - 100.0%                                $8,640,139
                                                                     ==========


* At July 31, 2005, the tax basis cost of the Fund's investments was $7,396,221, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,494,030 and $(183,602), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of July 31, 2005.
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Shares                                                              Value $
  ------                                                              -------

            COMMON STOCK - 88.7%
            AUTOS & TRANSPORTATION - 2.4%
   37,000   EGL (1)                                                     744,810
   53,000   Kansas City Southern (1)                                  1,195,680
    3,500   Landstar System (1)                                         116,620
  107,100   Northwest Airlines (1)                                      498,015
   48,800   Republic Airways Holdings (1)                               663,680
                                                                   ------------
                                                                      3,218,805
            BUSINESS SERVICES - 2.5%
   50,400   ABM Industries                                              987,840
    7,511   HUB Group Class A (1)                                       232,691
    7,200   Hudson Highland Group (1)                                   149,616
   32,600   Lincoln Educational Services (1)                            647,110
   69,100   Navigant Consulting (1)                                   1,382,000
                                                                   ------------
                                                                      3,399,257
            CONSUMER DISCRETIONARY - 13.2%
   21,600   BJ's Wholesale Club (1)                                     688,824
    7,800   Brown Shoe                                                  307,710
   15,100   Carmike Cinemas                                             455,718
   23,200   Centerplate                                                 301,600
   14,300   Central Garden & Pet (1)                                    717,431
   53,400   Claire's Stores                                           1,356,894
   61,900   CSK Auto (1)                                              1,158,149
   93,700   Del Monte Foods (1)                                       1,053,188
   44,500   Educate                                                     687,747
   14,350   Fossil (1)                                                  341,387
   12,000   GameStop Class A (1)                                        412,200
   47,000   Gevity HR                                                 1,036,350
   57,600   Goody's Family Clothing                                     445,824
   17,900   Maidenform Brands (1)                                       326,675
   22,395   Orient-Express Hotels Class A                               717,312
   32,200   PETCO Animal Supplies (1)                                   897,414
   11,200   PF Chang's China Bistro (1)                                 638,288
   27,100   Rare Hospitality International (1)                          844,436
    8,600   Regis                                                       359,136
   86,500   Scientific Games Class A (1)                              2,368,370
   30,300   Standard Parking (1)                                        529,644
  103,500   Valueclick (1)                                            1,328,940
   26,400   Waste Connections (1)                                       950,400
                                                                   ------------
                                                                     17,923,637
            CONSUMER STAPLES - 0.9%
   16,600   Ralcorp Holdings                                            713,800


  Shares                                                              Value $
  ------                                                              -------

            CONSUMER STAPLES - (CONTINUED)
   17,900   Schweitzer-Mauduit International                            468,085
                                                                   ------------
                                                                      1,181,885
            FINANCIAL SERVICES - 13.1%
   59,635   Apollo Investment                                         1,072,834
   39,400   Argonaut Group (1)                                          946,782
   13,500   Bank of Hawaii                                              693,225
   27,200   Boston Private Financial Holdings                           779,280
   22,324   Brandywine Realty Trust                                     723,298
  121,000   Conseco (1)                                               2,639,010
   33,343   Cullen/Frost Bankers                                      1,670,484
   82,500   Encore Capital Group (1)                                  1,452,000
   30,900   First Niagara Financial Group                               455,157
    5,500   Gabelli Asset Management                                    248,875
   34,000   Gold Banc                                                   516,800
   15,408   Health Care REIT                                            602,453
   62,484   Platinum Underwriters Holdings                            2,166,320
   52,600   Reinsurance Group of America                              2,218,142
  110,000   TAC Acquisition (1)                                         661,100
   37,763   United Dominion Realty Trust                                961,068
                                                                   ------------
                                                                     17,806,828
            HEALTH CARE - 11.9%
    4,600   Adams Respiratory Therapeutics (1)                          135,700
   17,500   Advanced Medical Optics (1)                                 727,475
   95,951   Angiotech Pharmaceuticals (1)                             1,293,419
   42,200   Array Biopharma (1)                                         285,272
   45,150   DaVita (1)                                                2,132,886
  160,293   Diversa (1)                                                 846,347
   35,800   DJ Orthopedics (1)                                          878,174
   42,000   Endo Pharmaceuticals Holdings (1)                         1,195,320
   14,312   Immucor (1)                                                 393,151
   37,500   Inspire Pharmaceuticals (1)                                 353,813
   74,100   Lexicon Genetics (1)                                        414,219
   21,300   Medicis Pharmaceutical Class A                              722,496
   38,000   Nuvelo (1)                                                  347,700
   14,000   Renal Care Group (1)                                        657,300
   22,700   Salix Pharmaceuticals (1)                                   438,110
   26,100   Senomyx (1)                                                 568,980
   42,700   Serologicals (1)                                            982,100
   23,400   Sybron Dental Specialties (1)                               859,950
   40,134   Symbion (1)                                                 971,644


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


  Shares                                                              Value $
  ------                                                              -------

            HEALTH CARE - (CONTINUED)
   25,174    United Surgical Partners
               International (1)                                        906,498
   25,200   WellCare Health Plans (1)                                   965,664
                                                                   ------------
                                                                     16,076,218
            MATERIALS & PROCESSING - 8.1%
   61,100   Agnico-Eagle Mines                                          746,642
   45,200   Airgas                                                    1,333,400
   37,600   Albany International Class A                              1,317,504
    6,500   Carlisle                                                    428,090
   24,800   Cytec Industries                                          1,125,424
   21,400   FMC (1)                                                   1,294,272
   23,700   Foundation Coal Holdings (1)                                788,025
   38,968   Goldcorp                                                    633,620
   66,800   Hecla Mining (1)                                            277,220
   10,900   Nuco2 (1)                                                   284,490
   60,200   Olin                                                      1,104,670
   32,800   Schnitzer Steel Industries Class A                          938,080
   20,300   Steel Dynamics                                              652,848
                                                                   ------------
                                                                     10,924,285
            OTHER - 0.9%
   46,500   Laidlaw International (1)                                 1,195,050
                                                                   ------------
            OTHER ENERGY - 7.9%
   35,194   Denbury Resources (1)                                     1,647,079
   20,300   FMC Technologies (1)                                        735,875
   26,900   Forest Oil (1)                                            1,204,044
   86,300   Hanover Compressor (1)                                    1,254,802
   72,000   KCS Energy (1)                                            1,414,080
   28,900   Ormat Technologies (1)                                      546,499
   36,400   St. Mary Land & Exploration                               1,150,240
   64,500   Superior Energy Services (1)                              1,376,430
   83,374   Willbros Group (1)                                        1,400,683
                                                                   ------------
                                                                     10,729,732
            PRODUCER DURABLES - 9.2%
   28,700   Actuant Class A (1)                                       1,335,411
   54,600   AGCO (1)                                                  1,129,674
   34,500   Andrew (1)                                                  379,155
   65,700   Crown Castle International (1)                            1,429,632
   21,600   DRS Technologies (1)                                      1,123,200
   16,300   IDEX                                                        711,984
   19,500   Kennametal                                                  926,835
   12,700   Manitowoc                                                   579,755
   46,979   MTC Technologies (1)                                      1,470,438


  Shares                                                              Value $
  ------                                                              -------

            PRODUCER DURABLES - (CONTINUED)
   23,900   Rofin-Sinar Technologies (1)                                857,532
   69,400   Ultratech (1)                                             1,513,614
   83,300   Xerium Technologies (1)                                   1,037,085
                                                                   ------------
                                                                     12,494,315
            TECHNOLOGY - 15.6%
   98,387   Aeroflex (1)                                                952,386
   22,000   Avocent (1)                                                 766,920
      800   CCC Information Services Group (1)                           19,768
   98,300   Concur Technologies (1)                                   1,084,249
   53,463   Covansys (1)                                                790,718
   51,000   CSG Systems International (1)                               951,150
  168,600   E.piphany (1)                                               638,994
   57,200   Filenet (1)                                               1,617,044
   69,886   II-VI (1)                                                 1,342,510
  119,200   Informatica (1)                                           1,259,944
  143,300   Integrated Device Technology (1)                          1,656,548
   45,100   Mapinfo (1)                                                 505,120
   27,900   Methode Electronics (1)                                     352,656
  155,400   MIPS Technologies (1)                                     1,101,786
  124,300   Perot Systems Class A (1)                                 1,750,144
   22,500   Rackable Systems (1)                                        291,825
  130,800   RSA Security (1)                                          1,693,860
   84,400   Sohu.com (1)                                              1,534,392
   24,933   Technology Investment Capital                               388,705
   72,900   Volterra Semiconductor (1)                                  846,369
   43,100   WebEx Communications (1)                                  1,231,367
   95,300   Westell Technologies (1)                                    390,730
                                                                   ------------
                                                                     21,167,185
            UTILITIES - 3.0%
   27,800   AGL Resources                                             1,068,910
   45,300   Centennial Communications (1)                               636,465
   10,800   Iowa Telecommunications Services (1)                        204,984
    8,700   ITC Holdings (1)                                            243,600
    4,900   Itron (1)                                                   237,405
   38,850   PNM Resources                                             1,141,801
   22,800   Westar Energy                                               554,724
                                                                   ------------
                                                                      4,087,889
                                                                   ------------
            TOTAL COMMON STOCK
            (Cost $104,644,987)                                     120,205,086
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


Principal
 Amount $                                                             Value $
---------                                                             -------

            U.S. TREASURY OBLIGATION - 4.4%
6,000,000   U.S. Treasury Bill (2)
               3.103%, 9/15/05                                        5,976,438
                                                                   ------------
            TOTAL U.S. TREASURY
            OBLIGATION
            (Cost $5,976,844)                                         5,976,438
                                                                   ------------

            SHORT-TERM INVESTMENTS  - 7.0%
    1,735   JPMorgan Chase Time Deposit,
               2.81%                                                      1,735
  Shares
  ------
3,224,408   SEI Daily Income Trust Money
               Market Fund, 3.16%  (3)                                3,224,408
6,270,000   SEI Daily Income Trust Prime
               Obligations Fund, 3.15%  (3)                           6,270,000
                                                                   ------------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $9,496,143)                                         9,496,143
                                                                   ------------
            TOTAL INVESTMENTS - 100.1%
            (Cost $120,117,974)*                                    135,677,667
                                                                   ------------
            OTHER ASSETS LESS
            LIABILITIES - (0.1)%                                       (105,954)
                                                                   ------------
            TOTAL NET ASSETS - 100.0%                              $135,571,713
                                                                   ============


* At July 31, 2005, the tax basis cost of the Fund's investments was $120,357,886, and the unrealized appreciation and depreciation of investments owned by the Fund were $18,886,633 and $(3,566,852), respectively.
(1) Denotes non-income producing security.
(2) The rate reported is the effective yield at time of purchase.
(3) Rate shown is 7-day yield as of July 31, 2005.
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS+
JULY 31, 2005 (UNAUDITED)


 Shares                                                                 Value $
 ------                                                                 -------

            COMMON STOCK - 95.2%
            AUSTRALIA - 1.8%
   35,095   Macquarie Infrastructure Group                              105,565
                                                                     ----------
            BRAZIL - 2.1%
    2,345   Petrobras ADR (1)                                           123,277
                                                                     ----------
            FRANCE - 12.3%
    1,206   Christian Dior                                               98,549
    4,595   France Telecom (1)                                          141,752
      945   Groupe Danone (1)                                            93,113
    1,247   Societe Generale (1)                                        136,088
    4,351   Suez (1)                                                    119,441
      589   Total (1)                                                   147,286
                                                                     ----------
                                                                        736,229
            GERMANY - 6.7%
    1,659   Deutsche Bank (1)                                           143,397
    2,628   Schwarz Pharma (1)                                          130,793
    1,682   Siemens (1)                                                 129,386
                                                                     ----------
                                                                        403,576
            HONG KONG - 1.3%
  310,000   Peace Mark Holdings                                          79,040
                                                                     ----------
            INDONESIA - 2.0%
    5,296   Telekomunikasi Indonesia ADR (1)                            122,496
                                                                     ----------
            IRELAND - 2.2%
    6,186   Allied Irish Banks                                          134,956
                                                                     ----------
            ITALY - 1.3%
    6,885   ACEA (1)                                                     77,171
                                                                     ----------
            JAPAN - 12.8%
    6,100   Denso                                                       147,138
   10,700   Mitsubishi Corp.                                            152,288
   13,000   Mitsubishi Estate                                           143,888
    8,000   Nissan Chemical Industries                                   91,646
    5,700   Omron                                                       121,382
    2,350   T&D Holdings (1)                                            111,082
                                                                     ----------
                                                                        767,424
            MALAYSIA - 1.2%
   13,400   Genting (1)                                                  71,433
                                                                     ----------
            NETHERLANDS - 3.4%
    3,907   ING Groep (1)                                               118,091


 Shares                                                                 Value $
 ------                                                                 -------

            NETHERLANDS - (CONTINUED)
    3,430   TNT (1)                                                      87,021
                                                                     ----------
                                                                        205,112
            SINGAPORE - 4.6%
   14,000   Jardine Strategic Holdings                                  162,400
   42,000   Singapore Press Holdings (1)                                115,545
                                                                     ----------
                                                                        277,945
            SOUTH KOREA - 3.5%
    1,240   Hyundai Motor                                                85,618
      231   Samsung Electronics                                         127,038
                                                                     ----------
                                                                        212,656
            SPAIN - 1.2%
    5,663   Banco Santander Central Hispano (1)                          69,941
                                                                     ----------
            SWEDEN - 2.2%
    7,611   Atlas Copco, A Shares                                       129,145
                                                                     ----------
            SWITZERLAND - 4.1%
      460   Nestle                                                      126,304
      893   Roche Holding (1)                                           121,130
                                                                     ----------
                                                                        247,434
            TAIWAN - 1.5%
    9,391   Fubon Financial Holding GDR (1)                              91,314
                                                                     ----------
            THAILAND - 1.3%
   53,400   Kasikornbank (1)                                             76,817
                                                                     ----------
            UNITED KINGDOM - 29.7%
    1,746   AstraZeneca                                                  78,896
   15,949   BG Group                                                    131,736
    6,526   Diageo                                                       89,840
   11,056   HBOS                                                        167,723
    6,126   Johnson Matthey                                             118,186
    7,900   Prudential                                                   74,343
    2,524   Rio Tinto                                                    83,792
   16,429   Rolls-Royce Group (1)                                        96,457
    4,348   Royal Bank of Scotland Group                                129,152
    3,972   Royal Dutch Shell, A Shares (1)                             122,125
   62,850   Signet Group                                                129,218
   13,431   Smith & Nephew                                              127,352
    8,131   Smiths Group                                                136,716
   27,224   Tesco                                                       155,576


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS+
JULY 31, 2005 (UNAUDITED)


 Shares                                                                 Value $
 ------                                                                 -------

            UNITED KINGDOM - (CONTINUED)
   55,706   Vodafone Group                                              143,470
                                                                     ----------
                                                                      1,784,582
                                                                     ----------
            TOTAL COMMON STOCK
            (Cost $5,201,592)                                         5,716,113
                                                                     ----------

            EQUITY-LINKED WARRANTS (2) - 2.0%
            INDIA - 2.0%
    9,776   Satyam Computer Services (1)                                118,485
                                                                     ----------
            TOTAL EQUITY-LINKED
            WARRANTS
            (Cost $93,272)                                              118,485
                                                                     ----------
Principal
Amount $
--------

            SHORT-TERM INVESTMENTS  - 3.7%
   28,127   JPMorgan Chase Time Deposit,
               Deposit, 2.81%                                            28,127
  Shares
  ------
  167,000   SEI Daily Income Trust Money
               Market Fund, 3.16% (3)                                   167,000
   30,000   SEI Daily Income Trust Prime
               Obligations Fund, 3.15% (3)                               30,000
                                                                     ----------
            TOTAL SHORT-TERM
            INVESTMENTS
            (Cost $225,127)                                             225,127
                                                                     ----------
            TOTAL INVESTMENTS - 100.9%
            (Cost $5,519,991)*                                        6,059,725
                                                                     ----------
            OTHER ASSETS LESS
            LIABILITIES - (0.9)%                                        (54,318)
                                                                     ----------
            TOTAL NET ASSETS - 100.0%                                $6,005,407
                                                                     ==========


* At July 31, 2005, the tax basis cost of the Fund's investments was $5,519,991, and the unrealized appreciation and depreciation of investments owned by the Fund were $608,660 and $(68,926), respectively.
+ All equity securities were fair valued at July 31, 2005.
(1) Denotes non-income producing security.
(2) Security is not readily marketable.
(3) Rate shown is 7-day yield as of July 31, 2005.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance, that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 23, 2005

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 23, 2005

* Print the name and title of each signing officer under his or her signature.